UNITED STATES
SECURIITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Quarter ended: September 30, 2008
Institutional Investment Manager Filing this Report:

Name: RMB Capital Management, LLC
Address: 115 S. LaSalle St, 34th Floor
Chicago, IL 60603

13F File Number: 28-11714

CONFIDENTIAL TREATMENT DENIED

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

13FCON P 2/18/11

Person Signing this Report on Behalf of Reporting Manager:

Name: Jennifer A. Rydwelski
Title: Chief Compliance Officer
Phone: 312-993-5822
Signature: /s/Jennifer A. Rydwelski
Place: Chicago, IL
Date: October 28, 2008
Report Type: 13F HOLDINGS REPORT

Jennifer A Rydwelski

NON-PUBLIC

OFF... NOV 06 2008 ...VED ...CRETARY

<PAGE>

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: $3,571 (thousands)

<TABLE>

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
<S>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>
LIFE SCIENCES RESH INCCOM	COM	532169109	3.571	99,467.00	SH		SOLE		99,467.0		

11000741

UNITED STATES
SECURIITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Quarter ended: September 30, 2008
Institutional Investment Manager Filing this Report:

Name: RMB Capital Management, LLC
Address: 115 S. LaSalle St, 34th Floor
Chicago, IL 60603
13F File Number: 28-11714

CONFIDENTIAL TREATMENT DENIED

13FCON P 2/18/11

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

NON-PUBLIC

Name: Jennifer A. Rydwelski
Title: Chief Compliance Officer
Phone: 312-993-5822
Signature: /s/Jennifer A. Rydwelski
Place: Chicago, IL
Date: October 28, 2008
Report Type: 13F HOLDINGS REPORT

Jennifer A Rydwelski

<PAGE>

FORM 13F SUMMARY PAGE

RECEIVED
NOV 06 2008
OFFICE OF THE SECRETARY

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: $3,571 (thousands)

<TABLE>

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
<S>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>	<C>
LIFE SCIENCES RESH INCCOM	COM	532169109	3.571	99,467.00	SH		SOLE		99,467.0		